Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (6,367,297)	$ (3,528,388)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	64,611	20,452
Loss on impairment/write-off of fixed assets	$ 9,224	15,833
Convertible note issued in exchange for services		191,000
Common stock issued in exchange for services	$ 1,413,002	50,250
Stock-based compensation	517,063	187,530
Interest expense related to amortization of debt issuance costs and debt discount	419,798	$ 176,226
Changes in assets and liabilities:
Accounts receivable	(10,702)
Inventory	(451,973)
Prepaid expenses and other assets	(108,568)	$ (54,122)
Accounts payable and accrued liabilities	169,533	987,291
Customer deposits	(120,404)	129,871
Net cash used in operating activities	(4,465,713)	(1,824,057)
Cash flows form investing activities:
Purchases of property & equipment	(196,589)	(120,928)
Net cash used in investing activities	(196,589)	(120,928)
Cash flows from financing activities
Proceeds from note payable - related party	$ 175,000	40,000
Repayment of note payable - related party		(40,150)
Proceeds from the issuance of convertible preferred stock, net of issuance costs	$ 3,632,869	1,077,079
Proceeds from the issuance of convertible notes payable, net of issuance costs	250,000	1,612,952
Proceeds from exercise of stock options	2,667	400
Net cash provided by financing activities	4,060,536	2,690,281
Net (decrease) increase in cash	(601,766)	745,296
Cash, beginning of period	745,446	150
Cash, end of period	$ 143,680	745,446
Supplemental cash flow information
Interest paid		3,000
Noncash financing activity:
Issuance of convertible note payable in exchange for website development costs		19,000
Conversion of convertible note payable and accrued interest to preferred stock	$ 2,070,072	210,000
Fair value of common stock warrants issued with convertible notes payable		60,987
Fair value of preferred stock warrants issued with preferred stock	$ 1,677,148	$ 266,524
Reclassification of warrant liability to additional paid-in capital	1,943,672
Common stock assumed in connection with merger	1,990
Conversion of convertible preferred stock to common stock	7,904
Issuance of common stock in exchange for services provided in the prior year	$ 327,100